Fair value measurements - Schedule of unrealized gains and losses recognized for Level 3 financial instruments (Detail) (Parenthetical) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Unrealized gains and losses from financial liability in Other comprehensive income (loss)	¥ (2)	¥ 1	¥ 2	¥ 2